VARIABLE INTEREST ENTITY (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,
	2019	2018

Current assets	$37,040,733	$25,659,179
Property and equipment, net	162,374	208,869
Other non-current assets	13,773,550	9,602,816
Total assets	50,976,657	35,470,864

Total liabilities	(12,494,955)	(7,214,819)

Net assets	$38,481,702	$28,256,045

	December 31,	December 31,
	2019	2018

Current liabilities:
Short-term loans - banks	$5,819,787	$3,125,681
Current maturities of long-term loans – third party	77,493	75,469
Accounts payable	293,985	1,402,972
Other payables and accrued liabilities	2,058,626	438,299
Other payables – related party	21,072	62,368
Operating lease liability - current	313,460	-
Customer deposits	-	76,274
Taxes payable	3,525,153	1,941,770
Total current liabilities	12,109,576	7,122,833
Operating lease liabilities	372,051	-
Long-term loans – third party	13,328	91,986
Total liabilities	$12,494,955	$7,214,819

The summarized operating results of the VIE’s are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2018	2017

Revenues	$23,834,129	$18,531,178	$14,144,894
Gross profit	$16,302,329	$12,422,502	$8,844,807
Income from operations	$11,153,956	$8,317,465	$5,944,458
Net income	$10,747,395	$7,919,408	$5,124,973